Submission	May 18, 2026
Submission [Line Items]
Central Index Key	0001437424
Registrant Name	POET TECHNOLOGIES INC.
Registration File Number	333-292868
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES